Long-term Debt and Credit Facility - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 20, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 16, 2023 USD ($)	Sep. 23, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 445.7	$ 418.5					$ 387.0
Borrowings, covenant, minimum liquidity requirement	150.0
Assets	5,852.5	5,374.4
Prepayment premium on second lien term loan	16.0	0.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives	649.8	1,028.9
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations	200.3	177.5	$ 274.7	$ 255.7
Côté Gold mine
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations	23.4	22.2	$ 32.1	32.0
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets	558.2	472.0
Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets	0.0	0.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					$ 650.0	$ 425.0
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Face amount									$ 450.0
Long-term debt	450.0	450.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives	$ 448.8	448.4
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%		5.75%						5.75%
Term Loan
Disclosure of detailed information about borrowings [line items]
Face amount								$ 400.0
Long-term debt	$ 0.0	400.0
Term of borrowings	5 years
Repayments of borrowings	$ 400.0
Prepayment premium on second lien term loan	16.0
Term Loan | Embedded derivative | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of detailed information about borrowings [line items]
Assets		26.7
Term Loan | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Current financial assets at fair value through profit or loss, classified as held for trading and current financial assets available-for-sale	$ 1.0	26.7
Term Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	8.25%		8.25%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1.0
Carrying amount, net of unamortized deferred transaction costs and embedded derivatives	$ 1.0	2.1
Equipment loans | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.30%		5.30%
Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 200.3
Uncollateralized Surety Bonds | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations		7.4		$ 10.6
Cash Collateral | Westwood and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations	$ 0.0	$ 10.9